Taxes - Summary of Effective Income Tax Rate (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended							12 Months Ended
	Jun. 30, 2030	Jun. 30, 2029	Jun. 30, 2028	Jun. 30, 2027	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Effective Income Tax Rate [Line Items]
Taxable Profit Percentage	10
JERA Scarborough Pty Ltd [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense						$ 61
Recognized tax benefit							$ 91
Bottom of range [member] | JERA Scarborough Pty Ltd [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Applicable tax rate				6.90%
Top of range [member] | JERA Scarborough Pty Ltd [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Applicable tax rate					25.60%
Pluto and Wheatstone [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Current Tax Payable							124
Trion [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Recognition of deferred tax asset			$ 319
Trion [Member] | Bottom of range [member]
Disclosure Of Effective Income Tax Rate [Line Items]
Applicable tax rate	13.90%
Trion [Member] | Top of range [member]
Disclosure Of Effective Income Tax Rate [Line Items]
Applicable tax rate		29.60%
Sangomar [Member] | JERA Scarborough Pty Ltd [Member] | Achieving First Oil On The Project [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Income tax relating to components of other comprehensive income							$ 305
Scarborough [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Percentage of Scarborough JV interest sold								10.00%
Scarborough [Member] | JERA Scarborough Pty Ltd [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Percentage of Scarborough JV interest sold							15.10%
Recognized tax benefit							$ 91